Accounts Receivable (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Duration prior to product expiration that returns will be accepted	6 months	6 months
Duration following product expiration that returns will be accepted	12 months	12 months
Percentage of cash discounts to customers (percent)	2.00%	2.00%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average shelf life of products sold	12 months	12 months
Invoice period for customers to avail cash discount, days	30 days	30 days
Process period for accounts receivable reserves and allowances, except for product returns allowance, in months	2 months	2 months
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average shelf life of products sold	48 months	48 months
Invoice period for customers to avail cash discount, days	90 days	90 days
Process period for accounts receivable reserves and allowances, except for product returns allowance, in months	4 months	4 months